Gains and Losses Included in Net Income from Assets and Liabilities Recorded at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instruments [Abstract]
Total realized and unrealized gains (losses) included in net income (loss), assets, net investment income	$ 9	$ 16	$ 32	$ 24	$ 36
Total realized and unrealized gains (losses) included in net income (loss), assets, net investment gains (losses)	(18)	(54)	(70)	(37)	(115)
Total realized and unrealized gains (losses) included in net income (loss), assets	(9)	(38)	(38)	(13)	(79)
Total gains (losses) included in net income (loss) attributable to assets still held, assets, net investment income	7	15	25	25	20
Total gains (losses) included in net income (loss) attributable to assets still held, assets, net investment gains (losses)	(20)	(48)	(44)	(39)	(115)
Total gains (losses) included in net income (loss) attributable to assets still held, assets	(13)	(33)	(19)	(14)	(95)
Total realized and unrealized (gains) losses included in net (income) loss, liabilities, net investment income	0	0	0	0	0
Total realized and unrealized (gains) losses included in net (income) loss, liabilities, net investment (gains) losses	(83)	(272)	(283)	426	(122)
Total realized and unrealized (gains) losses included in net (income) loss, liabilities	(83)	(272)	(283)	426	(122)
Total (gains) losses included in net (income) loss attributable to liabilities still held, liabilities, net investment income	0	0	0	0	0
Total (gains) losses included in net (income) loss attributable to liabilities still held, liabilities, net investment (gains) losses	(79)	(268)	(276)	431	(119)
Total (gains) losses included in net (income) loss attributable to liabilities still held, liabilities	$ (79)	$ (268)	$ (276)	$ 431	$ (119)